Revenues (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Revenue from Contract with Customer [Abstract]
Contract with Customer, Asset and Liability
The following tables summarize our consolidated deferred revenue activity (in thousands):

	Deferred Revenue
	2019	2018
Balance as of March 31	$13,171	$13,194
Increases to deferred revenue	703	1,553
Recognition of revenue (1)	(2,648)	(1,636)
Balance as of June 30	$11,226	$13,111
________

(1)
Deferred revenue recognized in the three months ended June 30, 2019, includes (a) $656,000 of advisory revenue primarily related to our advisory agreements with Ashford Trust and Braemar, (b) $1.4 million of audio visual revenue and (c) $592,000 of “other services” revenue earned by our hospitality products and services companies. Deferred revenue recognized in the three months ended June 30, 2018, includes (a) $542,000 of advisory revenue primarily related to our advisory agreements with Ashford Trust and Braemar, (b) $833,000 of audio visual revenue and (c) $261,000 of “other services” revenue earned by our hospitality products and services companies.

	Deferred Revenue
	2019	2018
Balance as of January 1	$13,544	$13,899
Increases to deferred revenue	2,749	3,588
Recognition of revenue (1)	(5,067)	(4,376)
Balance as of June 30	$11,226	$13,111
________

(1)
Deferred revenue recognized in the six months ended June 30, 2019, includes (a) $1.4 million of advisory revenue primarily related to our advisory agreements with Ashford Trust and Braemar, (b) $2.4 million of audio visual revenue and (c) $1.2 million of “other services” revenue earned by our hospitality products and services companies. Deferred revenue recognized in the six months ended June 30, 2018, includes (a) $890,000 of advisory revenue primarily related to our advisory agreements with Ashford Trust and Braemar, (b) $2.7 million of audio visual revenue and (c) $772,000 of “other services” revenue earned by our hospitality products and services companies.

The following table summarizes our consolidated deferred revenue activity (in thousands):

Deferred Revenue
Balance as of January 1, 2018	$13,899
Increases to deferred revenue	7,781
Recognition of revenue (1)	(8,136)
Balance as of December 31, 2018	$13,544
________

(1)
Includes (a) $2.1 million of advisory revenue primarily related to our advisory agreements with Ashford Trust and Braemar, (b) $3.8 million of audio visual revenue, and (c) $2.2 million of “other services” revenue earned by our hospitality products and services companies.

Disaggregation of Revenue
Our REIT Advisory, Premier, OpenKey, and Corporate and Other reporting segments conduct their business within the United States. Our JSAV reporting segment conducts business in the United States, Mexico, and the Dominican Republic. The following table presents revenue from our JSAV reporting segment geographically for the three and six months ended June 30, 2019 and 2018, respectively (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2019	2018	2019	2018
United States	$24,548	$16,210	$47,690	$32,162
Mexico	3,757	5,257	9,485	10,717
Dominican Republic	1,822	1,909	3,927	3,807
	$30,127	$23,376	$61,102	$46,686
Our revenues were comprised of the following for the three and six months ended June 30, 2019 and 2018 (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2019	2018	2019	2018
Advisory services revenue:
Base advisory fee	$11,190	$11,174	$21,812	$21,885
Incentive advisory fee	169	452	339	904
Reimbursable expenses	3,220	2,496	5,729	4,445
Equity-based compensation	6,511	10,318	12,269	19,610
Other advisory revenue	130	130	258	258
Total advisory services revenue (2)	21,220	24,570	40,407	47,102

Audio visual revenue	30,127	23,376	61,102	46,686

Project management revenue	7,700	—	15,490	—

Other revenue:
Investment management reimbursements (2)	337	329	695	511
Debt placement fees (3)	79	4,959	1,433	5,591
Claims management services (2)	55	50	96	105
Lease revenue (2)	1,029	251	2,059	503
Other services (4)	2,919	1,276	5,504	2,481
Total other revenue	4,419	6,865	9,787	9,191

Total revenue	$63,466	$54,811	$126,786	$102,979

REVENUE BY SEGMENT (1)
REIT advisory	$22,641	$25,198	$43,257	$48,219
Premier	7,700	—	15,490	—
JSAV	30,127	23,376	61,102	46,686
OpenKey	194	153	451	472
Corporate and other	2,804	6,084	6,486	7,602
Total revenue	$63,466	$54,811	$126,786	$102,979
________

(1)
We have four reportable segments: REIT Advisory, Premier, JSAV and OpenKey. We combine the operating results of RED, Pure Wellness and Lismore into an “all other” category, which we refer to as “Corporate and Other.” See note 17 for discussion of segment reporting.

(2)	Indicates REIT advisory revenue.

(3)	Debt placement fees are earned by Lismore for providing debt placement services to Ashford Trust and Braemar.

(4)	Other services revenue relates to other hotel services provided by our consolidated subsidiaries, OpenKey, RED and Pure Wellness, to Ashford Trust, Braemar and third parties.

The following table presents revenue from our J&S reporting segment geographically for the years ended December 31, 2018 and December 31, 2017, respectively (in thousands):

	Year Ended December 31,
	2018	2017 (1)
United States	$60,241	$6,033
Mexico	15,429	2,760
Dominican Republic	5,516	393
	$81,186	$9,186
________
(1) Prior period amounts were not adjusted for the adoption of the new revenue recognition guidance under ASC 606.
Our revenues were comprised of the following for the three year period ending December 31, 2018 (in thousands):

	Year Ended December 31,
	2018	2017	2016
Advisory services revenue:
Base advisory fee	$44,905	$43,523	$43,043
Incentive advisory fee	2,487	3,083	3,083
Reimbursable expenses	9,837	9,705	8,859
Equity-based compensation	31,726	9,394	12,243
Other advisory revenue	521	277	—
Total advisory services revenue (2)	89,476	65,982	67,228

Audio visual revenue	81,186	9,186	—

Project management revenue	10,634	—	—

Other revenue:
Investment management reimbursements (2)	1,156	1,976	—
Debt placement fees (2)	6,093	1,137	—
Claims management services (2)	213	—	—
Lease revenue (2)	1,005	893	335
Other services (3)	5,757	2,399	44
Total other revenue	14,224	6,405	379

Total revenue	$195,520	$81,573	$67,607

REVENUE BY SEGMENT (1)
REIT advisory	$97,943	$69,988	$67,563
Premier	10,634	—	—
J&S	81,186	9,186	—
OpenKey	999	327	44
Corporate and other	4,758	2,072	—
Total revenue	$195,520	$81,573	$67,607
________

(1)
We have four reportable segments: REIT Advisory, Premier, J&S and OpenKey. We combine the operating results of Pure Wellness and RED into an “all other” category, which we refer to as “Corporate and Other.” See note 19 for discussion of segment reporting.

(2)	Indicates REIT advisory revenue.

(3)	Other services revenue relates to other hotel products and services provided by our consolidated subsidiaries, OpenKey, Pure Wellness and RED, to Ashford Trust, Braemar and third parties.